Segment Information	12 Months Ended
May. 31, 2015
Segment Information

NOTE P — SEGMENT INFORMATION

We operate a portfolio of businesses and product lines that manufacture and sell a variety of specialty paints, protective coatings and roofing systems, sealants and adhesives. We manage our portfolio by organizing our businesses and product lines into two reportable segments: the industrial reportable segment and the consumer reportable segment. Within each reportable segment, we aggregate several operating segments that consist of individual groups of companies and product lines, which generally address common markets, share similar economic characteristics, utilize similar technologies and can share manufacturing or distribution capabilities. Our eight operating segments represent components of our business for which separate financial information is available that is utilized on a regular basis by our chief executive officer in determining how to allocate the assets of the company and evaluate performance. These eight operating segments are each managed by an operating segment manager, who is responsible for the day-to-day operating decisions and performance evaluation of the operating segment’s underlying businesses.

During our fiscal 2015 third quarter, the United States Bankruptcy Court in Delaware and the United States District Court in Delaware confirmed the Bankruptcy Plan for our SPHC subsidiary and related entities. Accordingly, financial results of SPHC and its subsidiaries, which have not been included in our financial reports since the bankruptcy filing, have been reconsolidated with our results as of January 1, 2015, and will be included in our results going forward. As a result, SPHC and its subsidiaries are reflected as an additional operating segment within the industrial reportable segment, beginning with our fiscal 2015 third-quarter results. Refer to Note A(2) for additional details.

Our industrial reportable segment products are sold throughout North America and also account for the majority of our international sales. Our industrial product lines are sold directly to contractors, distributors and end-users, such as industrial manufacturing facilities, public institutions and other commercial customers. The industrial reportable segment comprises five separate operating segments — Tremco Group, Tremco illbruck Group, Performance Coatings Group, RPM2-Industrial Group and SPHC Group. Products and services within this reportable segment include construction chemicals; roofing systems; weatherproofing and other sealants; polymer flooring; edible coatings and specialty glazes for pharmaceutical, cosmetic and food industries; and other specialty chemicals.

Our consumer reportable segment manufactures and markets professional use and do-it-yourself (“DIY”) products for a variety of mainly consumer applications, including home improvement and personal leisure activities. Our consumer segment’s major manufacturing and distribution operations are located primarily in North America, along with a few locations in Europe and other parts of the world. Consumer segment products are primarily sold directly to mass merchandisers, home improvement centers, hardware stores, paint stores, craft shops, cosmetic companies and through distributors. This reportable segment comprises three operating segments — Rust-Oleum Group, DAP Group and RPM2-Consumer Group. Products within this reportable segment include specialty, hobby and professional paints; nail care enamels; caulks; adhesives; silicone sealants and wood stains. Sales to the Home Depot represented less than 10% of our consolidated net sales for fiscal 2013; 10% and 11% of our consolidated sales for fiscal 2015 and 2014, respectively; and 29%, 29% and 28% of our consumer segment net sales for fiscal 2015, 2014 and 2013, respectively.

In addition to our two reportable segments, there is a category of certain business activities and expenses, referred to as corporate/other, that does not constitute an operating segment. This category includes our corporate headquarters and related administrative expenses, results of our captive insurance companies, gains or losses on the sales of certain assets and other expenses not directly associated with either reportable segment. Assets related to the corporate/other category consist primarily of investments, prepaid expenses and headquarters’ property and equipment. These corporate and other assets and expenses reconcile reportable segment data to total consolidated income before income taxes, interest expense and earnings before interest and taxes; as well as identifiable assets, capital expenditures and depreciation and amortization.

We reflect income from our joint ventures on the equity method, and receive royalties from our licensees.

The following tables reflect the results of our reportable segments consistent with our management philosophy, and represent the information we utilize, in conjunction with various strategic, operational and other financial performance criteria, in evaluating the performance of our portfolio of businesses.

Year Ended May 31,	2015	2014	2013
(In thousands)
Net Sales
Industrial	$2,990,721	$2,769,657	$2,635,976
Consumer	1,603,829	1,606,696	1,442,679

Total	$4,594,550	$4,376,353	$4,078,655

Income (Loss) Before Income Taxes
Industrial
Income Before Income Taxes (a)	$315,382	$295,751	$164,578
Interest (Expense), Net (b)	(7,656)	(10,227)	(10,318)

EBIT (c)	$323,038	$305,978	$174,896

Consumer
Income Before Income Taxes (a)	$273,956	$251,229	$190,611
Interest (Expense), Net (b)	34	122	(10)

EBIT (c)	$273,922	$251,107	$190,621

Corporate/Other
(Expense) Before Income Taxes (a)	$(136,085)	$(122,493)	$(178,298)
Interest (Expense), Net (b)	(61,416)	(55,131)	(63,340)

EBIT (c)	$(74,669)	$(67,362)	$(114,958)

Consolidated
Income Before Income Taxes (a)	$453,253	$424,487	$176,891
Interest (Expense), Net (b)	(69,038)	(65,236)	(73,668)

EBIT (c)	$522,291	$489,723	$250,559

Identifiable Assets
Industrial	$2,904,010	$2,507,257	$2,461,163
Consumer	1,626,097	1,648,272	1,584,336
Corporate/Other	164,133	222,836	75,348

Total	$4,694,240	$4,378,365	$4,120,847

Capital Expenditures
Industrial	$53,973	$54,556	$50,025
Consumer	29,354	35,391	35,081
Corporate/Other	2,036	3,845	6,261

Total	$85,363	$93,792	$91,367

Depreciation and Amortization
Industrial	$60,831	$53,670	$53,549
Consumer	32,153	31,378	28,624
Corporate/Other	6,192	5,021	4,163

Total	$99,176	$90,069	$86,336

(a)	The presentation includes a reconciliation of Income (Loss) Before Income Taxes, a measure defined by Generally Accepted Accounting Principles (GAAP) in the United States, to EBIT.
(b)	Interest (expense), net includes the combination of interest expense and investment expense (income), net.
(c)

EBIT is defined as earnings (loss) before interest and taxes. We evaluate the profit performance of our segments based on income before income taxes, but also look to EBIT as a performance evaluation measure because interest expense is essentially related to corporate acquisitions, as opposed to segment operations. For that reason, we believe EBIT is also useful to investors as a metric in their investment decisions. EBIT should not be considered an alternative to, or more meaningful than, operating income as determined in accordance with GAAP, since EBIT omits the impact of interest and taxes in determining operating performance, which represent items necessary to our continued operations, given our level of indebtedness and ongoing tax obligations. Nonetheless, EBIT is a key measure expected by and useful to our fixed income investors, rating agencies and the banking community, all of whom believe, and we concur, that this measure is critical to the capital markets’ analysis of our segments’ core operating performance. We also evaluate EBIT because it is clear that movements in EBIT impact our ability to attract financing. Our underwriters and bankers consistently require inclusion of this measure in offering memoranda in conjunction with any debt underwriting or bank financing. EBIT may not be indicative of our historical operating results, nor is it meant to be predictive of potential future results.

Year Ended May 31,	2015	2014	2013
(In thousands)
Net Sales (based on shipping location) (a)
United States	$2,856,723	$2,581,208	$2,404,835

Foreign
Canada	337,869	342,312	350,579
Europe	941,820	1,031,686	908,139
Other Foreign	458,138	421,147	415,102

Total Foreign	1,737,827	1,795,145	1,673,820

Total	$4,594,550	$4,376,353	$4,078,655

Long-Lived Assets (b)
United States	$1,704,468	$1,374,340	$1,311,640

Foreign
Canada	114,717	125,401	126,172
Europe	293,685	340,146	340,592
United Kingdom	273,118	259,829	237,124
Other Foreign	202,721	208,411	213,726

Total Foreign	884,241	933,787	917,614

Total	$2,588,709	$2,308,127	$2,229,254

(a)	It is not practicable to obtain the information needed to disclose revenues attributable to each of our product lines.
(b)	Long-lived assets include all non-current assets, excluding non-current deferred income taxes.